The main actuarial assumptions adopted in the calculation were as follows: (Details)	12 Months Ended
Dec. 31, 2021
Nominal discount rate for the actuarial obligation:	PBS South: 8.81% / 5.13%; PBS Nordeste: 8.84% / 5.16%; CA: 8.81% / 5.13%; PBS-A: 8.78% / 5.10%; AES: 9.02% / 5.33%; PAMEC: 8.81% / 5.13%; FIBER: 9.02% / 5.33%
Salary growth rate - nominal:	PBS: 3.50%/ 0.00% CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/ (length of service + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: Not applicable
Estimated long-term inflation rate	PAMEC and FIBER: 6.60% / 3.00%
Determination method	Projected Unit Credit Method